INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Revenues (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Revenues
Revenues	$ 1,837.6	₽ 127,657	₽ 94,054	₽ 75,925
Taxi
Revenues
Revenues	276.6	19,213	4,891	2,313
Online Advertising Revenues
Revenues
Revenues	1,478.9	102,737	87,400	72,579
Yandex websites
Revenues
Revenues	1,132.8	78,696	65,149	52,888
Yandex ad network websites
Revenues
Revenues	346.1	24,041	22,251	19,691
Other revenues
Revenues
Revenues	$ 82.1	₽ 5,707	₽ 1,763	₽ 1,033